Document and Entity Information	Aug. 05, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity File Number	1-34370
Entity Registrant Name	Waste Connections, Inc.
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	98-1202763
Entity Address, Address Line One	6220 Hwy 7, Suite 600
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4H 4G3
Entity Address, Country	CA
City Area Code	905
Local Phone Number	532-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	WCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001318220
Amendment Flag	false